Investment Properties	12 Months Ended
Dec. 31, 2025
Investment Properties [Abstract]
Investment Properties
9.	Investment Properties

	2024
	Land	Building	Total

January 1	$-	$-	$-
Acquisition through business combination (Note)	2,212,683	225,274	2,437,957
Depreciation expenses	-	(1,857)	(1,857)
Exchange difference	(41,537)	(4,699)	(46,236)
December 31	$2,171,146	$218,718	$2,389,864

December 31
Cost	$2,171,146	$220,544	$2,391,690
Accumulated depreciation	-	(1,826)	(1,826)
	$2,171,146	$218,718	$2,389,864

	2025
	Land	Building	Total

January 1
Cost	$2,171,146	$220,544	$2,391,690
Accumulated depreciation	-	(1,826)	(1,826)
	$2,171,146	$218,718	$2,389,864

January 1	$2,171,146	$218,718	$2,389,864
Depreciation expenses	-	(5,716)	(5,716)
Exchange difference	73,761	8,376	82,137
December 31	$2,244,907	$221,378	$2,466,285

December 31
Cost	$2,244,907	$228,942	$2,473,849
Accumulated depreciation	-	(7,564)	(7,564)
	$2,244,907	$221,378	$2,466,285

Note: Acquisition of investment properties through business combination please refer to Note 32 for details.

a)	Amounts recognized in profit or loss for investment properties are listed below:

	Year ended December 31,
	2024	2025

Rental income from operating leases	$21,894	$45,775
Direct operating expenses from property that generated rental income	(3,543)	(10,009)

b)	Information about investment properties that were pledged to the bank as collaterals is provided in Note 38.

c)	Contractual obligations:

There are no contractual obligations to purchase, construct or develop investment property or for repairs, maintenance or enhancements.

d)	Leasing arrangements:

The investment properties are leased to tenants under operating leases, with rentals payable monthly. Lease income from operating leases where the Group is a lessor is recognized in income on a straight-line basis over the lease term.

The fair value of the investment property held by the Group as of December 31, 2024 was $2,437,957, please refer to Note 32 b) for details.

The fair value of the investment property held by the Group as of December 31, 2025 was $2,984,625. Based on the evaluation, no impairment of investment property was recognized as of December 31, 2025.

Future minimum lease payments expected to be received under operating leases are as follows:

Within 1 year from December 31, 2025	$52,180
Between 1 and 2 years from December 31, 2025	54,088
Between 2 and 3 years from December 31, 2025	55,997
Between 3 and 4 years from December 31, 2025	57,907
Between 4 and 5 years from December 31, 2025	9,704
$229,876